Long-term debt - Maturity Analysis (Details)	12 Months Ended
Dec. 31, 2020
Year Four [Member]
Disclosure of Long-term Debt [Line Items]
Redemption price Percentage of senior unsecured notes	102.813%
Year Five [Member]
Disclosure of Long-term Debt [Line Items]
Redemption price Percentage of senior unsecured notes	101.406%
Year Five and There after [Member]
Disclosure of Long-term Debt [Line Items]
Redemption price Percentage of senior unsecured notes	100.00%